Segment Information (Tables)	12 Months Ended
Mar. 31, 2025
Segment Information [Abstract]
Schedule of Segment Information

The following tables present the Company’s segment information for the years ended March 31, 2025:

2025
USD
Revenue
— Hong Kong Trading	39,003,807
— Vietnam Manufacturing	536,560
Elimination of internal transaction	(465,277)
Toal Revenue	39,075,090
Cost of sales
— Hong Kong Trading	27,898,276
— Vietnam Manufacturing	384,852
Elimination of internal transaction	(465,277)
Total Cost of sales	27,817,851
Gross Profit
— Hong Kong Trading	11,105,531
— Vietnam Manufacturing	151,708
Total Gross Profit	11,257,239
Selling Expenses
— Hong Kong Trading	2,663,823
— Vietnam Manufacturing	-
— Corporate	654,595
Total Selling expenses	3,318,418
General and Administrative Expenses
— Hong Kong Trading	4,817,053
— Vietnam Manufacturing	317,654
— Corporate	405,857
Total General and Administrative expenses	5,540,564
Segment net income (loss)
— Hong Kong Trading	3,723,602
— Vietnam Manufacturing	(165,116)
— Corporate	(1,046,146)
Total Segment net income (loss)	2,512,340
Segment assets
— Hong Kong Trading	20,702,700
— Vietnam Manufacturing	2,670,737
— Corporate	5,206,104
Elimination of internal transaction	(5,125,404)
Total Segment assets	23,454,137
Capital expenditure
— Hong Kong Trading	36,580
— Vietnam Manufacturing	984,915
Total Capital expenditure	1,021,495
Long-lived assets
— Hong Kong Trading	2,553,768
— Vietnam Manufacturing	1,654,002
Total Long-lived assets	4,207,770